UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07548
Morgan Stanley Global Dividend Growth Securities
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)
Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	March 31, 2005

Date of reporting period:	December 31, 2004

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments December 31, 2004 (unaudited)

NUMBER OF SHARES		VALUE

	COMMON STOCKS (98.2%)

	Australia (1.6%)
	Beverages: Alcoholic
2,275,758	Foster’s Group Ltd.	$10,308,085

	Major Banks
648,763	National Australia Bank Ltd.	14,626,937

	Total Australia	24,935,022

	Bermuda (2.0%)
	Industrial Conglomerates
441,965	Tyco International Ltd.	15,795,829

	Property - Casualty Insurers
202,647	XL Capital Ltd. (Class A)	15,735,540

	Total Bermuda	31,531,369

	France (6.5%)
	Construction Materials
207,515	Lafarge S.A.	19,993,448

	Food: Major Diversified
117,106	Groupe Danone	10,798,128

	Integrated Oil
115,655	Total S.A.	25,220,874

	Major Banks
300,980	BNP Paribas S.A.	21,769,312

	Pharmaceuticals: Major
286,535	Sanofi-Aventis	22,863,086

	Total France	100,644,848

	Germany (1.6%)
	Chemicals: Major Diversified
233,983	BASF AG	16,828,291

	Motor Vehicles
167,767	Bayerische Motoren Werke (BMW) AG	7,558,306

	Total Germany	24,386,597

	Hong Kong (0.6%)
	Electric Utilities
1,893,500	Hong Kong Electric Holdings Ltd.	8,647,453

	Ireland (1.9%)
	Food: Specialty/Candy
386,617	Kerry Group PLC (A Shares)	9,259,883

	Major Banks
1,242,302	Bank of Ireland	20,651,097

	Total Ireland	29,910,980

	Italy (3.7%)
	Integrated Oil
1,137,709	ENI SpA	28,438,106

	Major Telecommunications
8,929,572	Telecom Italia SpA - RNC	28,960,656

	Total Italy	57,398,762

	Japan (11.9%)
	Electrical Products
1,248,000	Sumitomo Electric Industries, Ltd.	13,581,105

	Electronic Equipment/Instruments
383,100	Canon, Inc.	20,676,781

	Electronics/Appliances
603,000	Fuji Photo Film Co., Ltd.	22,010,736

	Home Building
1,189,000	Sekisui House, Ltd.	13,855,807

	Household/Personal Care
744,000	Kao Corp.	19,024,790

	Major Telecommunications
2,288	Nippon Telegraph & Telephone Corp.	10,272,106

	Motor Vehicles
370,800	Toyota Motor Corp.	15,091,118

	Pharmaceuticals: Major
370,000	Sankyo Co., Ltd.	8,359,848
499,500	Takeda Pharmaceutical Co., Ltd.	25,155,378
		33,515,226

	Pharmaceuticals: Other
452,400	Yamanouchi Pharmaceutical Co., Ltd.	17,617,373

	Property - Casualty Insurers
856,000	Mitsui Sumitomo Insurance Co., Ltd.	7,435,487

	Semiconductors
107,400	Rohm Co., Ltd.	11,111,068

	Total Japan	184,191,597

	Netherlands (3.7%)
	Food: Major Diversified
225,139	Unilever NV (Share Certificates)	15,070,987

	Industrial Conglomerates
254,088	Koninklijke (Royal) Philips Electronics NV	6,726,998

	Integrated Oil
607,924	Royal Dutch Petroleum Co. (NY Registered Shares)	34,882,679

	Total Netherlands	56,680,664

	South Korea (0.9%)
	Wireless Telecommunications
624,327	SK Telecom Co., Ltd. (ADR)	13,891,276

	Spain (1.3%)
	Major Telecommunications
1,058,160	Telefonica S.A.	19,901,894

	Switzerland (6.5%)
	Chemicals: Agricultural
164,588	Syngenta AG *	17,440,553

	Construction Materials
157,832	Holcim Ltd. (Regular Shares)	9,483,765

	Financial Conglomerates
207,121	UBS AG (Registered Shares)	17,323,673

	Food: Major Diversified
117,072	Nestle S.A. (Registered Shares)	30,551,684

	Pharmaceuticals: Major
338,830	Novartis AG (Registered Shares)	17,030,666
76,018	Roche Holding AG	8,728,734
		25,759,400

	Total Switzerland	100,559,075

	United Kingdom (21.3%)
	Advertising/Marketing Services
845,880	WPP Group PLC	9,299,732

	Aerospace & Defense
3,963,678	Rolls-Royce Group PLC *	18,784,619
126,044,960	Rolls-Royce Group PLC (Class B)	229,750
		19,014,369

	Beverages: Alcoholic
1,577,805	Allied Domecq PLC	15,530,226
1,408,517	Diageo PLC	20,079,735
		35,609,961

	Electric Utilities
1,080,363	Scottish & Southern Energy PLC	18,085,987

	Food: Specialty/Candy
2,858,545	Cadbury Schweppes PLC	26,600,748

	Investment Managers
1,219,784	Amvescap PLC	7,506,832

	Life/Health Insurance
1,200,997	Prudential PLC	10,438,719

	Major Banks
1,701,002	Barclays PLC	19,125,355
869,127	Royal Bank of Scotland Group PLC	29,216,246
		48,341,601

	Miscellaneous Commercial Services
2,373,437	Rentokil Initial PLC	6,728,407

	Other Transportation
1,055,877	BAA PLC	11,831,321

	Pharmaceuticals: Major
1,778,264	GlaxoSmithKline PLC	41,694,092

	Publishing: Books/Magazines
3,996,026	Reed Elsevier PLC	36,840,776

	Tobacco
986,784	Imperial Tobacco Group PLC	27,017,997

	Wireless Telecommunications
11,585,556	Vodafone Group PLC	31,398,754

	Total United Kingdom	330,409,296

	United States (34.7%)
	Aerospace & Defense
441,102	Boeing Co.	22,835,851
158,649	General Dynamics Corp.	16,594,685
238,179	Northrop Grumman Corp.	12,947,410
		52,377,946

	Aluminum
452,023	Alcoa, Inc.	14,202,563

	Apparel/Footwear Retail
363,301	Gap, Inc. (The)	7,672,917

	Beverages: Non-Alcoholic
168,975	Coca-Cola Co. (The)	7,034,429

	Chemicals: Major Diversified
91,966	Du Pont (E.I.) de Nemours & Co.	4,510,932

	Computer Processing Hardware
829,089	Hewlett-Packard Co.	17,385,996

	Data Processing Services
409,862	First Data Corp.	17,435,529

	Electric Utilities
430,916	American Electric Power Co., Inc.	14,797,655

	Electrical Products
84,305	Emerson Electric Co.	5,909,781

	Financial Conglomerates
711,545	Citigroup, Inc.	34,282,238
292,074	Prudential Financial, Inc.	16,052,387
		50,334,625

	Industrial Conglomerates
91,091	United Technologies Corp.	9,414,255

	Information Technology Services
375,599	International Business Machines Corp.	37,026,549

	Integrated Oil
242,100	ChevronTexaco Corp.	12,712,671
225,752	Exxon Mobil Corp.	11,572,048
		24,284,719

	Investment Banks/Brokers
276,688	Merrill Lynch & Co., Inc.	16,537,642

	Investment Managers
603,355	Mellon Financial Corp.	18,770,374

	Major Telecommunications
759,565	SBC Communications, Inc.	19,573,990
598,353	Verizon Communications Inc.	24,239,280
		43,813,270

	Pharmaceuticals: Major
801,519	Bristol-Myers Squibb Co.	20,534,917
207,929	Merck & Co., Inc.	6,682,838
624,205	Pfizer, Inc.	16,784,872
789,096	Wyeth	33,607,599
		77,610,226

	Property - Casualty Insurers
512,766	St. Paul Travelers Companies, Inc. (The)		19,008,236

	Publishing: Newspapers
387,504	New York Times Co. (The) (Class A)		15,810,163

	Pulp & Paper
307,092	Georgia-Pacific Corp.		11,509,808

	Restaurants
601,810	McDonald’s Corp.		19,294,029

	Specialty Insurance
99,373	MBIA Inc.		6,288,323

	Tobacco
501,827	Altria Group, Inc.		30,661,630
504,106	Loews Corp.- Carolina Group		14,593,869
			45,255,499

	Total United States		536,285,466

	TOTAL COMMON STOCKS
	(cost $1,168,782,596)		1,519,374,299

PRINCIPAL AMOUNT IN THOUSANDS

	SHORT-TERM INVESTMENT

	REPURCHASE AGREEMENT
$26,289	Joint repurchase agreement account 2.20% due 01/03/05
	(dated 12/31/04; proceeds $26,293,820) (a)
	(cost $26,289,000)		26,289,000

	TOTAL INVESTMENTS
	(Cost $1,195,071,596)	99.9%	1,545,663,299
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	1,692,781
	NET ASSETS	100.0%	$1,547,356,080

ADR	American Depository Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $379,999,616 and the aggregate gross unrealized depreciation is $29,407,913, resulting in net unrealized appreciation of $350,591,703.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Dividend Growth Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 17, 2005